Note 7 - Stockholders' Deficit - Additional Information (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 21, 2012
Common Stock, Shares Authorized		300,000,000		300,000,000	300,000,000	300,000,000	300,000,000	75,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued		67,122,512		67,112,512	15,328,920	67,112,512	67,122,512	10,237,250
Common Stock, Shares, Outstanding		67,122,512		67,112,512	15,328,920	67,112,512	67,122,512	10,237,250
Common Stock Surrendered								10,000,000
Stock Issued During Period, Value, New Issues	$ 83,500				$ 14,600
Stock Issued During Period Shares Exchange Agreement								59,000,016
Proceeds from Issuance of Common Stock	100,000	0	0	88,500	24,000	112,500	112,500
Stock Issued During Period Value Issued For Cash February 2013				5,000
Stock Issued During Period, Value, Issued for Services				100,000	32,500
Stock Issued During Period Value Issued For Cash June 2013		5,000
Share Price		$ 0.05					$ 0.05
Stock Issued During Period, Shares, New Issues	200,000
Stock Issued During Period Per Share For Cash February 2012				$ 0.40
Common Stock [Member]
Common Stock, Shares, Issued								332,251,996
Common Stock, Shares, Outstanding								332,251,996
Common Stock Surrendered								324,552,000
Stock Issued During Period Per Share	$ 0.50
Stock Issued During Period, Value, New Issues	100,000				14,600
Proceeds from Issuance of Common Stock		16,500		83,500
Stock Issued During Period Par Value Issued For Services				$ 0.50
Stock Issued During Period Per Share For Cash February 2013				$ 0.40
Stock Issued During Period Share Issued For Cash December 2012				200,000
Stock Issued During Period Par Value Issued For Cash December 2012				$ 0.50
Stock Issued During Period Share Issued For Cash February 2013				12,500
Stock Issued During Period Value Issued For Cash February 2013				13
Stock Issued During Period, Shares, Issued for Services				200,000	100,000
Stock Issued During Period, Value, Issued for Services				200	100
Stock Issued During Period Value Issued For Cash June 2013		10
Stock Issued During Period Share Issued For Cash June 2013		10,000
Stock Issued During Period, Shares, New Issues					14,600,000
Stock Issued During Period Per Share For Cash February 2012				$ 12,500
Stock Subscription Receivable [Member]
Stock Issued During Period, Value, New Issues	$ 16,500